Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Revenue from sanitation services (i)	R$ 21,513,442	R$ 18,629,959	R$ 16,304,206
Construction revenue	5,600,332	4,863,752	4,376,739
Sales tax	(1,457,125)	(1,363,628)	(1,121,905)
Regulatory, Control and Oversight Fee (TRCF)	(84,593)	(74,363)	(67,979)
Net revenue	R$ 25,572,056	R$ 22,055,720	R$ 19,491,061